Long-term debt (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Outstanding principal	$ 497,066	$ 341,097
Total debt	491,469	332,648
Less: Current portion of long-term debt	(45,458)	(32,208)
Long-term debt	446,011	300,440
Lampung Facility [Member]
Debt Instrument [Line Items]
Lampung facility unamortized debt issuance cost	(7,947)	(9,357)
Gallant facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	640	908
Grace Facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	1,710	0
Export credit tranche One [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	127,704	138,868
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	32,208	35,340
Commercial tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	123,112	130,222
Export credit tranche Four [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	33,917	36,667
Commercial tranche One [Member] | Grace Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	148,625	0
Export credit tranche [Member] | Grace Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 31,500	$ 0